Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets excluding infrastructure projects companies [Abstract]
Disclosure of intangible assets excluding infrastructure projects companies [Text Block]
3.2. INTANGIBLE ASSETS
At 2024 year-end, the balance of intangible assets, excluding infrastructure project companies, amounted to EUR 128 million (EUR 122 million in 2023). This heading mainly includes:
•“Concession rights”, reflecting rights to operate the concessions that are not classified as Projects (see definition in Note 1.1.2). At December 31, 2024, the carrying amount of EUR 4 million (EUR 3 million at December 31, 2023) relates primarily to the UK Waste Treatment activity.
•“Computer software” with a net value of EUR 30 million (EUR 28 million at December 31, 2023).
•“Other intangible assets”, different from IFRIC 12 intangible rights, amounting to EUR 95 million (EUR 90 million at December 31, 2023), relate essentially to the Budimex services business included in the Construction Division (EUR 22 million), the easements (rights to use the land) of the Chilean power transmission lines amounting to EUR 47 million (EUR 44 million at December 31, 2023), and the EUR 14 million of the acquisition of the solar SPV project in Leon County, Texas.
•No significant fully-depreciated assets were written off during 2024 and 2023.